UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

972 West Campus Lane

Goleta, CA 93117

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC

972 West Campus Lane

Goleta, CA 93117

(Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Annual Report

September 30, 2023

Vericimetry Funds

TABLE OF CONTENTS
September 30, 2023

Letter to Shareholders	1
Manager’s Discussion and Analysis	2
Performance Summary	3
Schedule of Investments	4
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	25
Expense Example	26
Other Information	27
Trustees and Officers	28

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds

Letter to Shareholders

As of September 30, 2023 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended September 30, 2023.

Vericimetry Advisors, LLC (the “Adviser”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation through its principal investment strategies of investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well-defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to-market, price-to-earnings, price- to-sales or price-to-operating cash flow.1

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in Vericimetry’s investment team.

Sincerely,

Dr. Mendel Fygenson
Chief Executive Officer

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

[1]

Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry Funds

Manager’s Discussion and Analysis

September 30, 2023 (Unaudited)

The following overview summarizes the results of the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the fiscal year ended on September 30, 2023. In general, the Fund seeks to deliver the long side of the small-value risk premiums in U.S. securities through a well-diversified portfolio. The outcomes of this fiscal year demonstrate management’s commitment to the Fund’s mandated strategy and its stated investment philosophy. Please note that returns mentioned in the summary below, for both the Fund and for the indices, include both price appreciation/depreciation and reinvestment of dividends.

For the fiscal year ended on September 30, 2023, the Fund had positive returns, and it outperformed its benchmark – the Russell 2000® Value Index (the “Benchmark”). Overall, the Fund’s fiscal-year annualized return was a positive 12.85% versus the Benchmark’s positive return of 7.84%. For most of the year, the Fund was more than 95% fully invested and had a well- diversified portfolio, with at least 770 equity holdings.

Examining the returns of different segments of the U.S. equity markets over this fiscal year provides additional information (shown below). The broad market had a positive return, as illustrated by the Russell 3000® Index. Small cap stocks, represented by the Russell 2000® Indices had lower returns than large cap stocks, represented by the Russell 1000® Indices. Given the Fund’s greater exposure to the smaller cap segment of the market, this size differential had a negative impact on the Fund’s returns.

Value stocks underperformed growth stocks across all size categories, with the exception of Microcaps, as indicated by various Russell indices. Thus, the value differential, which the Fund seeks to deliver through a multifactor approach, had a negative impact on the Fund’s returns.

Returns for the Fiscal Year Ended September 30, 2023

Russell 1000 Growth	27.72%
Russell 3000 Growth	26.63%
Russell 1000	21.19%
RUSSELL 3000	20.46%
Russell 1000 Value	14.44%
Russell 3000 Value	14.05%
Russell 2000 Growth	9.59%
Russell 2000	8.93%
Russell 2000 Value	7.84%
Russell Microcap Value	-0.70%
Russell Microcap	-1.35%
Russell Microcap Growth	-3.10%

Source: Russell Investment Group

Vericimetry Funds

Performance Summary (Unaudited)

September 30, 2023

Comparison of a Hypothetical $10,000 Investment
in the Vericimetry U.S. Small Cap Value Fund and the Russell 2000® Value Index(1)(2)

Average Annualized Total Returns For the periods ended September 30, 2023
	One Year	Five Year	Ten Year	Since Inception (3)
Vericimetry U.S. Small Cap Value Fund	12.85%	5.00%	6.91%	9.77%
Russell 2000® Value Index(1)	7.84%	2.59%	6.19%	8.51%

(1)

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

(2)	This chart assumes an initial investment of $10,000 made on September 30, 2013. Total returns are based on net change in NAV, assuming reinvestment of distributions.

(3)	Commencement of operations for the Vericimetry U.S. Small Cap Value Fund was December 27, 2011.

The Fund’s net expense ratio of 0.61% and gross expense ratio of 0.67% are reflective of the information disclosed in the Fund’s prospectus dated January 28, 2023 and may differ from the expense ratios disclosed in this report. The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through January 31, 2025 in order to keep the Fund’s net annual operating expenses (excluding certain non-operating expenses) from exceeding 0.60% of its average daily net assets. Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Fund shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 1-855-755-7550. Please read the Fund’s prospectus carefully before investing.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s results as shown are net of fees.

Vericimetry U.S. Small Cap Value Fund

Schedule of Investments

As of September 30, 2023

	Number of Shares	Value
COMMON STOCKS — 93.1%
BASIC MATERIALS — 5.4%
AdvanSix, Inc.	3,982	$123,761
American Vanguard Corp.	5,810	63,503
Ashland, Inc.	1,203	98,261
ATI, Inc.*	15,883	653,585
Avient Corp.	2,490	87,947
Cabot Corp.	2,568	177,885
Carpenter Technology Corp.	10,617	713,569
Centrus Energy Corp. - Class A*	610	34,624
Century Aluminum Co.*	7,290	52,415
Coeur Mining, Inc.*	17,220	38,228
Commercial Metals Co.	27,500	1,358,775
Ecovyst, Inc.*	7,110	69,962
Element Solutions, Inc.	50,030	981,088
Encore Energy Corp.*	7,900	25,754
H.B. Fuller Co.	3,172	217,631
Hawkins, Inc.	1,040	61,204
Haynes International, Inc.	3,500	162,820
Hecla Mining Co.	107,898	421,881
Huntsman Corp.	14,365	350,506
Innospec, Inc.	940	96,068
Kaiser Aluminum Corp.	1,003	75,486
Koppers Holdings, Inc.	2,251	89,027
Kronos Worldwide, Inc.	4,870	37,743
Mativ Holdings, Inc.	2,970	42,352
Mercer International, Inc.	11,500	98,670
Minerals Technologies, Inc.	5,510	301,728
NewMarket Corp.	98	44,594
Olin Corp.	10,215	510,546
Orion S.A.	2,260	48,093
Quaker Chemical Corp.	237	37,920
Rayonier Advanced Materials, Inc.*	13,295	47,064
Rogers Corp.*	507	66,655
Royal Gold, Inc.	331	35,195
Schnitzer Steel Industries, Inc. - Class A	1,816	50,576
Stepan Co.	1,790	134,196
Tronox Holdings PLC	23,425	314,832
United States Steel Corp.	34,235	1,111,953
		8,836,097
COMMUNICATIONS — 1.6%
Advantage Solutions, Inc.*[1]	90,970	258,355
ATN International, Inc.	2,069	65,298
CarParts.com, Inc.*	7,540	31,065
Cars.com, Inc.*	4,045	68,199
Cogent Communications Holdings, Inc.	690	42,711
Consolidated Communications Holdings, Inc.*	8,840	30,233

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Cumulus Media, Inc. - Class A*	7,510	$38,226
EchoStar Corp. - Class A*	2,830	47,402
Entravision Communications Corp. - Class A	7,065	25,787
ePlus, Inc.*	2,920	185,478
EW Scripps Co. - Class A*	10,876	59,600
Gray Television, Inc.	10,965	75,878
HealthStream, Inc.	890	19,206
InterDigital, Inc.	650	52,156
Iridium Communications, Inc.	4,180	190,148
Lands’ End, Inc.*	3,150	23,530
Liberty Latin America Ltd. - Class A*	10,250	83,640
Magnite, Inc.*	1,810	13,647
NETGEAR, Inc.*	1,500	18,885
Nexstar Media Group, Inc.	290	41,577
Opendoor Technologies, Inc.*	12,840	33,898
Preformed Line Products Co.	720	117,058
QuinStreet, Inc.*	3,470	31,126
Saga Communications, Inc. - Class A	760	16,310
Scholastic Corp.	9,320	355,465
Shenandoah Telecommunications Co.	3,640	75,020
Shutterstock, Inc.	640	24,352
Sinclair, Inc.	3,480	39,046
TEGNA, Inc.	9,250	134,772
Telephone and Data Systems, Inc.	12,209	223,547
Thryv Holdings, Inc.*	1,696	31,834
Viasat, Inc.*	9,137	168,669
Ziff Davis, Inc.*	490	31,208
		2,653,326
CONSUMER, CYCLICAL — 17.6%
Abercrombie & Fitch Co. - Class A*	9,353	527,229
Academy Sports & Outdoors, Inc.	8,863	418,954
Acushnet Holdings Corp.	1,165	61,792
Adient PLC*	6,285	230,659
Allegiant Travel Co.	2,035	156,410
A-Mark Precious Metals, Inc.	830	24,344
American Axle & Manufacturing Holdings, Inc.*	18,305	132,894
American Eagle Outfitters, Inc.	22,462	373,094
Asbury Automotive Group, Inc.*	895	205,913
AutoNation, Inc.*	4,027	609,688
Bally’s Corp.*	2,200	28,842
Bassett Furniture Industries, Inc.	1,130	16,555
Beacon Roofing Supply, Inc.*	13,140	1,014,014
Beazer Homes USA, Inc.*	3,410	84,943
Big 5 Sporting Goods Corp.	3,620	25,376

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2023

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Biglari Holdings, Inc. - Class B*	120	$19,920
Bloomin’ Brands, Inc.	4,963	122,040
Bluegreen Vacations Holding Corp.	1,130	41,448
BlueLinx Holdings, Inc.*	1,500	123,135
Boyd Gaming Corp.	495	30,111
Buckle, Inc.	2,150	71,788
Caleres, Inc.	6,133	176,385
Cato Corp. - Class A	5,070	38,836
Century Communities, Inc.	9,072	605,828
Children’s Place, Inc.*	2,520	68,116
Chuy’s Holdings, Inc.*	1,820	64,756
Conn’s, Inc.*	7,890	31,166
Container Store Group, Inc.*	5,820	13,095
Crocs, Inc.*	265	23,381
Daktronics, Inc.*	3,330	29,704
Dana, Inc.	24,846	364,491
Dave & Buster’s Entertainment, Inc.*	1,730	64,131
Designer Brands, Inc. - Class A	8,490	107,483
Dick’s Sporting Goods, Inc.	2,360	256,249
Dillard’s, Inc. - Class A	2,786	921,637
Dorman Products, Inc.*	260	19,698
El Pollo Loco Holdings, Inc.	3,380	30,251
Ethan Allen Interiors, Inc.	6,870	205,413
FirstCash Holdings, Inc.	402	40,353
Foot Locker, Inc.	9,663	167,653
Forestar Group, Inc.*	3,162	85,184
Fossil Group, Inc.*	7,500	15,450
Gap, Inc.	18,906	200,971
Genesco, Inc.*	4,260	131,293
G-III Apparel Group Ltd.*	9,030	225,028
GMS, Inc.*	8,300	530,951
Goodyear Tire & Rubber Co.*	42,006	522,135
Green Brick Partners, Inc.*	7,248	300,864
Group 1 Automotive, Inc.	4,004	1,075,915
Guess?, Inc.[1]	8,020	173,553
H&E Equipment Services, Inc.	2,345	101,281
Hamilton Beach Brands Holding Co. - Class A	2,891	35,877
Haverty Furniture Cos., Inc.	4,630	133,251
Hibbett, Inc.	1,210	57,487
HNI Corp.	2,410	83,458
Holley, Inc.*	4,400	21,956
Hooker Furnishings Corp.	1,980	38,511
Hovnanian Enterprises, Inc. - Class A*	950	96,577
Installed Building Products, Inc.	280	34,969
Interface, Inc.	4,470	43,851
J Jill, Inc.*	3,330	98,568

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
JAKKS Pacific, Inc.*	820	$15,244
JetBlue Airways Corp.*	10,024	46,110
Johnson Outdoors, Inc. - Class A	720	39,377
KB Home	4,850	224,458
Kohl’s Corp.	2,170	45,483
Kontoor Brands, Inc.	1,100	48,301
La-Z-Boy, Inc.	8,190	252,907
LCI Industries	1,557	182,823
LGI Homes, Inc.*	2,496	248,327
Life Time Group Holdings, Inc.*	5,200	79,092
Lifetime Brands, Inc.	5,450	30,684
Light & Wonder, Inc.*	3,542	252,651
Lithia Motors, Inc.	130	38,393
M/I Homes, Inc.*	6,505	546,680
Macy’s, Inc.	24,937	289,519
Madison Square Garden Entertainment Corp.*	1,950	64,174
Malibu Boats, Inc. - Class A*	245	12,010
Marcus Corp.	3,670	56,885
MarineMax, Inc.*	3,010	98,788
Marriott Vacations Worldwide Corp.	2,490	250,569
MDC Holdings, Inc.	12,225	504,037
Meritage Homes Corp.	6,966	852,569
Methode Electronics, Inc.	2,260	51,641
Miller Industries, Inc.	2,765	108,416
MillerKnoll, Inc.	6,010	146,944
Motorcar Parts of America, Inc.*	4,530	36,648
Movado Group, Inc.	4,990	136,476
Murphy USA, Inc.	292	99,785
National Vision Holdings, Inc.*	3,698	59,834
Nu Skin Enterprises, Inc. - Class A	990	20,998
ODP Corp.*	13,270	612,410
Ollie’s Bargain Outlet Holdings, Inc.*	430	33,187
OPENLANE, Inc.*	10,324	154,034
Oxford Industries, Inc.	1,310	125,930
Patrick Industries, Inc.	2,200	165,132
PC Connection, Inc.	4,362	232,844
Penske Automotive Group, Inc.	7,088	1,184,121
Playa Hotels & Resorts N.V.*	9,727	70,423
PriceSmart, Inc.	850	63,266
PVH Corp.	6,779	518,661
RCI Hospitality Holdings, Inc.	550	33,363
Resideo Technologies, Inc.*	14,460	228,468
REV Group, Inc.	9,130	146,080
Rocky Brands, Inc.	1,750	25,725
Rush Enterprises, Inc. - Class A	14,422	588,850
Rush Enterprises, Inc. - Class B	6,862	310,780

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2023

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
ScanSource, Inc.*	4,700	$142,457
Shoe Carnival, Inc.	5,630	135,289
Signet Jewelers Ltd.	5,690	408,599
Skechers USA, Inc. - Class A*	4,630	226,638
Skyline Champion Corp.*	820	52,250
SkyWest, Inc.*	17,490	733,531
Sonic Automotive, Inc. - Class A	4,197	200,449
Sphere Entertainment Co.*	3,450	128,202
Spirit Airlines, Inc.	9,715	160,297
Standard Motor Products, Inc.	1,390	46,732
Steelcase, Inc. - Class A	10,665	119,128
Tapestry, Inc.	1,050	30,188
Taylor Morrison Home Corp.*	24,903	1,061,117
Texas Roadhouse, Inc.	140	13,454
Thor Industries, Inc.	4,301	409,154
Titan Machinery, Inc.*	5,500	146,190
TKO Group Holdings, Inc.	300	25,218
Toll Brothers, Inc.	3,140	232,234
Topgolf Callaway Brands Corp.*	5,090	70,446
Tri Pointe Homes, Inc.*	28,090	768,261
UniFirst Corp.	600	97,806
Urban Outfitters, Inc.*	10,367	338,897
Veritiv Corp.	2,983	503,829
Vista Outdoor, Inc.*	6,149	203,655
VSE Corp.	1,160	58,510
Wabash National Corp.	3,370	71,174
WESCO International, Inc.	8,062	1,159,477
Winmark Corp.	370	138,058
Winnebago Industries, Inc.	4,605	273,767
Xperi, Inc.*	2,842	28,022
Zumiez, Inc.*	5,180	92,204
		28,963,235
CONSUMER, NON-CYCLICAL — 9.9%
Aaron’s Co., Inc.	4,070	42,613
ABM Industries, Inc.	12,065	482,721
Acadia Healthcare Co., Inc.*	13,109	921,694
ACCO Brands Corp.	13,780	79,097
Adtalem Global Education, Inc.*	12,230	524,056
Alight, Inc.*	3,010	21,341
Andersons, Inc.	9,480	488,315
AngioDynamics, Inc.*	3,540	25,877
Anika Therapeutics, Inc.*	1,700	31,671
Artivion, Inc.*	4,440	67,310
Avanos Medical, Inc.*	9,120	184,406
Brookdale Senior Living, Inc.*	14,145	58,560
Cal-Maine Foods, Inc.	1,733	83,912

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
CBIZ, Inc.*	9,380	$486,822
Central Garden & Pet Co. - Class A*	6,990	280,229
Coca-Cola Consolidated, Inc.	310	197,259
Coty, Inc. - Class A*	10,898	119,551
CRA International, Inc.	1,290	129,980
Cross Country Healthcare, Inc.*	3,480	86,269
Deluxe Corp.	4,760	89,916
Edgewell Personal Care Co.	10,120	374,035
Enhabit, Inc.*	2,590	29,138
Ennis, Inc.	5,900	125,198
Enovis Corp.*	5,233	275,936
Envista Holdings Corp.*	2,480	69,142
First Advantage Corp.	5,210	71,846
Fresh Del Monte Produce, Inc.	11,020	284,757
FTI Consulting, Inc.*	500	89,205
Fulgent Genetics, Inc.*	530	14,172
Graham Holdings Co. - Class B	570	332,310
Grand Canyon Education, Inc.*	840	98,179
Green Dot Corp. - Class A*	6,430	89,570
Hain Celestial Group, Inc.*	3,090	32,043
Heidrick & Struggles International, Inc.	4,495	112,465
Herc Holdings, Inc.	1,013	120,486
Hostess Brands, Inc.*	21,530	717,164
Huron Consulting Group, Inc.*	2,630	273,941
ICF International, Inc.	3,433	414,741
Inari Medical, Inc.*	390	25,506
Ingles Markets, Inc. - Class A	4,967	374,164
Ingredion, Inc.	1,268	124,771
Innoviva, Inc.*	12,590	163,544
Integer Holdings Corp.*	6,460	506,658
John B Sanfilippo & Son, Inc.	580	57,304
KalVista Pharmaceuticals, Inc.*	2,700	26,001
Kelly Services, Inc. - Class A	8,850	160,982
Korn Ferry	8,955	424,825
Laureate Education, Inc.	12,050	169,905
LifeStance Health Group, Inc.*	6,480	44,518
Ligand Pharmaceuticals, Inc.*	1,035	62,017
LiveRamp Holdings, Inc.*	7,389	213,099
ManpowerGroup, Inc.	990	72,587
Matthews International Corp. - Class A	5,400	210,114
Mister Car Wash, Inc.*	4,830	26,613
Monro, Inc.	1,752	48,653
Multiplan Corp.*	34,780	58,430
National Beverage Corp.*	780	36,676
National HealthCare Corp.	1,820	116,444
National Research Corp.	3,040	134,885
Natural Grocers by Vitamin Cottage, Inc.	4,950	63,905

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2023

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
NeoGenomics, Inc.*	3,054	$37,564
Omni AB, Inc. - Earnout Shares[2]	477	—
Omni AB, Inc. - Earnout Shares[2]	477	—
Owens & Minor, Inc.*	6,990	112,958
Patterson Cos., Inc.	3,095	91,736
Pediatrix Medical Group, Inc.*	2,863	36,389
Perdoceo Education Corp.	12,310	210,501
Pilgrim’s Pride Corp.*	2,410	55,020
Post Holdings, Inc.*	2,820	241,787
Premier, Inc. - Class A	1,320	28,380
Prestige Consumer Healthcare, Inc.*	9,295	531,581
PROG Holdings, Inc.*	8,043	267,108
Quad/Graphics, Inc.*	4,040	20,321
Quanex Building Products Corp.	7,275	204,937
Repay Holdings Corp.*	4,490	34,079
Sabre Corp.*	13,320	59,807
Select Medical Holdings Corp.	2,524	63,781
Seneca Foods Corp. - Class A*	2,260	121,656
SpartanNash Co.	10,653	234,366
Sprouts Farmers Market, Inc.*	2,638	112,906
Strategic Education, Inc.	2,350	176,838
Stride, Inc.*	9,345	420,805
Supernus Pharmaceuticals, Inc.*	892	24,592
Tango Therapeutics, Inc.*	5,840	65,758
Tenet Healthcare Corp.*	940	61,937
Textainer Group Holdings Ltd.	11,095	413,289
TreeHouse Foods, Inc.*	5,067	220,820
TrueBlue, Inc.*	4,670	68,509
UFP Technologies, Inc.*	130	20,989
United Natural Foods, Inc.*	7,570	107,040
Universal Corp.	400	18,884
Upbound Group, Inc.	870	25,622
USANA Health Sciences, Inc.*	1,310	76,779
Varex Imaging Corp.*	2,920	54,867
Veracyte, Inc.*	1,543	34,455
Village Super Market, Inc. - Class A	2,030	45,959
Weis Markets, Inc.	7,179	452,277
WillScot Mobile Mini Holdings Corp.*	11,980	498,248
Zimvie, Inc.*	3,150	29,642
		16,329,715
ENERGY — 10.8%
Adams Resources & Energy, Inc.	1,150	38,744
Alpha Metallurgical Resources, Inc.	1,838	477,384
Alto Ingredients, Inc.*	10,500	46,410
Antero Midstream Corp.	9,560	114,529
APA Corp.	4,350	178,785
Arch Resources, Inc.	1,600	273,056

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Archrock, Inc.	26,780	$337,428
Baytex Energy Corp.	9,512	41,949
Berry Corp.	7,605	62,361
Bristow Group, Inc.*	3,470	97,750
California Resources Corp.	3,220	180,352
Callon Petroleum Co.*	4,105	160,588
ChampionX Corp.	2,110	75,158
Chevron Corp.	5,892	993,509
Chord Energy Corp.	4,921	797,546
Civeo Corp.	670	13,889
Civitas Resources, Inc.	7,701	622,780
CNX Resources Corp.*	31,011	700,228
Comstock Resources, Inc.	7,924	87,402
CONSOL Energy, Inc.	8,251	865,612
CVR Energy, Inc.	5,466	186,008
Delek U.S. Holdings, Inc.	7,058	200,518
Diamond Offshore Drilling, Inc.*	1,200	17,616
Diamondback Energy, Inc.	2,569	397,887
Dril-Quip, Inc.*	2,430	68,453
Earthstone Energy, Inc. - Class A*	2,250	45,540
EnLink Midstream LLC	20,045	244,950
EQT Corp.	1,379	55,960
Equitrans Midstream Corp.	25,268	236,761
Expro Group Holdings N.V.*	2,495	57,959
FutureFuel Corp.	7,600	54,492
Golar LNG Ltd.	4,285	103,954
Green Plains, Inc.*	2,684	80,788
Hallador Energy Co.*	8,530	123,003
Helix Energy Solutions Group, Inc.*	24,350	271,990
Helmerich & Payne, Inc.	16,039	676,204
Liberty Energy, Inc.	2,650	49,078
Matador Resources Co.	11,147	663,024
Murphy Oil Corp.	30,052	1,362,858
Nabors Industries Ltd.*	640	78,810
NACCO Industries, Inc. - Class A	2,700	94,689
Newpark Resources, Inc.*	17,215	118,956
Noble Corp. PLC	992	50,245
NOV, Inc.	6,955	145,360
NOW, Inc.*	14,935	177,278
Oceaneering International, Inc.*	6,702	172,375
Oil States International, Inc.*	17,565	147,019
Par Pacific Holdings, Inc.*	3,979	143,005
Patterson-UTI Energy, Inc.	20,643	285,699
PBF Energy, Inc. - Class A	22,817	1,221,394
Peabody Energy Corp.	20,123	522,997
Permian Resources Corp.	27,895	389,414
Pioneer Natural Resources Co.	1,128	258,932

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2023

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
ProPetro Holding Corp.*	16,750	$178,053
Ramaco Resources, Inc. - Class A	11,250	123,638
Ramaco Resources, Inc. - Class B	860	10,260
REX American Resources Corp.*	2,600	105,872
RPC, Inc.	3,960	35,402
SandRidge Energy, Inc.	2,136	33,450
Seadrill Ltd.*	1,060	47,477
SM Energy Co.	4,454	176,601
SunCoke Energy, Inc.	24,340	247,051
Talos Energy, Inc.*	9,388	154,339
Targa Resources Corp.	3,610	309,449
TechnipFMC PLC	16,606	337,766
Tidewater, Inc.*	1,270	90,259
Transocean Ltd.*	29,783	244,518
U.S. Silica Holdings, Inc.*	11,839	166,220
VAALCO Energy, Inc.	8,160	35,822
Vital Energy, Inc.*	1,920	106,406
Warrior Met Coal, Inc.	9,615	491,134
Weatherford International PLC*	530	47,875
		17,810,268
FINANCIAL — 25.0%
1st Source Corp.	4,832	203,379
Air Lease Corp.	22,794	898,312
Amalgamated Financial Corp.	2,210	38,056
Ambac Financial Group, Inc.*	6,390	77,063
Amerant Bancorp, Inc.	2,790	48,658
American Equity Investment Life Holding Co.*	29,372	1,575,514
American National Bankshares, Inc.	560	21,246
Ameris Bancorp	5,646	216,750
AMERISAFE, Inc.	1,540	77,108
Anywhere Real Estate, Inc.*	12,250	78,767
Argo Group International Holdings Ltd.	8,248	246,120
Associated Banc-Corp	28,940	495,163
Assured Guaranty Ltd.	11,308	684,360
Atlantic Union Bankshares Corp.	15,553	447,615
Avantax, Inc.*	2,640	67,531
Axis Capital Holdings Ltd.	7,975	449,551
Axos Financial, Inc.*	5,295	200,469
Banc of California, Inc.	10,420	129,000
BancFirst Corp.	484	41,977
Bancorp, Inc.*	2,467	85,111
Bank of NT Butterfield & Son Ltd.	1,180	31,954
Bank OZK	15,529	575,660
Bank7 Corp.	770	17,333
BankFinancial Corp.	3,130	26,981
BankUnited, Inc.	11,844	268,859

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Bankwell Financial Group, Inc.	515	$12,499
Banner Corp.	6,890	291,998
Bar Harbor Bankshares	1,790	42,298
BCB Bancorp, Inc.	2,950	32,863
Berkshire Hills Bancorp, Inc.	6,346	127,237
Bread Financial Holdings, Inc.	5,840	199,728
Brighthouse Financial, Inc.*	10,628	520,134
Brookline Bancorp, Inc.	13,105	119,387
Byline Bancorp, Inc.	2,860	56,371
C&F Financial Corp.	710	38,056
Cadence Bank	16,541	351,000
Camden National Corp.	691	19,500
Capital City Bank Group, Inc.	2,390	71,294
Capitol Federal Financial, Inc.	7,820	37,301
Carter Bankshares, Inc.*	1,610	20,173
Cathay General Bancorp	8,740	303,802
Central Pacific Financial Corp.	1,380	23,018
Central Valley Community Bancorp	1,800	25,398
Chemung Financial Corp.	680	26,935
Citizens, Inc.*[1]	16,780	47,823
City Holding Co.	2,059	186,031
CNB Financial Corp.	2,560	46,362
CNO Financial Group, Inc.	27,099	643,059
Columbia Banking System, Inc.	14,571	295,791
Comerica, Inc.	1,210	50,276
Community Bank System, Inc.	2,612	110,253
Community Trust Bancorp, Inc.	1,470	50,362
ConnectOne Bancorp, Inc.	6,500	115,895
Consumer Portfolio Services, Inc.*	3,597	32,625
Credit Acceptance Corp.*	77	35,429
CrossFirst Bankshares, Inc.*	3,800	38,342
Cushman & Wakefield PLC*	5,510	41,986
Customers Bancorp, Inc.*	9,915	341,572
CVB Financial Corp.	5,870	97,266
Dime Community Bancshares, Inc.	4,449	88,802
Donegal Group, Inc. - Class A	1,421	20,256
Eagle Bancorp, Inc.	797	17,096
Employers Holdings, Inc.	5,819	232,469
Enact Holdings, Inc.	2,253	61,349
Encore Capital Group, Inc.*	6,460	308,530
Enova International, Inc.*	6,105	310,561
Enstar Group Ltd.*	1,260	304,920
Enterprise Financial Services Corp.	3,205	120,187
Esquire Financial Holdings, Inc.	1,609	73,515
ESSA Bancorp, Inc.	960	14,410
Essent Group Ltd.	6,047	285,963
Evercore, Inc. - Class A	410	56,531

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2023

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
EZCORP, Inc. - Class A*	16,920	$139,590
Federal Agricultural Mortgage Corp. - Class C	1,728	266,630
Financial Institutions, Inc.	2,250	37,868
First BanCorp/Puerto Rico	54,950	739,627
First Bancorp/Southern Pines NC	1,184	33,318
First Bancshares, Inc.	566	15,265
First Bank/Hamilton NJ	1,170	12,613
First Busey Corp.	5,489	105,499
First Business Financial Services, Inc.	1,320	39,613
First Commonwealth Financial Corp.	21,140	258,119
First Community Bankshares, Inc.	1,750	51,538
First Financial Bancorp	20,709	405,896
First Financial Corp.	1,821	61,568
First Financial Northwest, Inc.	1,360	17,299
First Foundation, Inc.	4,210	25,597
First Horizon Corp.	10,192	112,316
First Interstate BancSystem, Inc. - Class A	4,906	122,356
First Merchants Corp.	6,962	193,683
First Mid Bancshares, Inc.	1,992	52,908
Flushing Financial Corp.	4,110	53,964
FNB Corp.	38,057	410,635
FRP Holdings, Inc.*	1,070	57,748
FS Bancorp, Inc.	1,120	33,040
Fulton Financial Corp.	40,311	488,166
Genworth Financial, Inc. - Class A*	112,838	661,231
Glacier Bancorp, Inc.	2,150	61,275
Great Southern Bancorp, Inc.	2,735	131,061
Hancock Whitney Corp.	16,593	613,775
Hanmi Financial Corp.	9,080	147,368
Hanover Insurance Group, Inc.	530	58,819
Heartland Financial USA, Inc.	5,040	148,327
Heritage Commerce Corp.	6,040	51,159
Heritage Financial Corp.	1,618	26,390
Hilltop Holdings, Inc.	10,232	290,180
Home Bancorp, Inc.	940	29,958
Hope Bancorp, Inc.	19,307	170,867
Horace Mann Educators Corp.	9,241	271,501
Horizon Bancorp, Inc.	3,741	39,954
Howard Hughes Holdings, Inc.*	4,619	342,406
Independent Bank Corp.	2,580	47,317
Independent Bank Corp.	1,755	86,153
Independent Bank Group, Inc.	6,305	249,363
International Bancshares Corp.	13,035	564,937
Invesco Ltd.	2,570	37,316
Jackson Financial, Inc. - Class A	13,913	531,755

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Janus Henderson Group PLC	10,032	$259,026
Kearny Financial Corp.	9,692	67,166
Kemper Corp.	2,650	111,379
Kennedy-Wilson Holdings, Inc.	7,365	108,560
Lakeland Bancorp, Inc.	10,935	138,000
LCNB Corp.	1,420	20,263
Legacy Housing Corp.*	676	13,121
LendingClub Corp.*	7,360	44,896
Live Oak Bancshares, Inc.	3,380	97,851
LPL Financial Holdings, Inc.	240	57,036
Marcus & Millichap, Inc.	1,960	57,506
McGrath RentCorp	2,695	270,147
Mercantile Bank Corp.	1,560	48,220
Merchants Bancorp	640	17,741
Metropolitan Bank Holding Corp.*	560	20,317
MGIC Investment Corp.	28,270	471,826
Midland States Bancorp, Inc.	3,660	75,176
MidWestOne Financial Group, Inc.	1,400	28,462
Mr Cooper Group, Inc.*	14,242	762,802
National Western Life Group, Inc. -Class A	510	223,120
Navient Corp.	33,364	574,528
NBT Bancorp, Inc.	700	22,183
Nelnet, Inc. - Class A	6,130	547,532
New York Community Bancorp, Inc.	88,751	1,006,436
NMI Holdings, Inc. - Class A*	15,117	409,520
Northeast Bank	1,190	52,479
Northfield Bancorp, Inc.	5,760	54,432
Northrim BanCorp, Inc.	1,860	73,693
Northwest Bancshares, Inc.	19,571	200,211
Oak Valley Bancorp	1,810	45,395
OceanFirst Financial Corp.	7,491	108,395
OFG Bancorp	16,040	478,954
Old National Bancorp	40,696	591,720
Old Second Bancorp, Inc.	2,780	37,836
OneMain Holdings, Inc.	2,350	94,211
Oppenheimer Holdings, Inc. - Class A	2,050	78,535
Pacific Premier Bancorp, Inc.	18,590	404,518
Park National Corp.	185	17,486
Pathward Financial, Inc.	3,445	158,780
PCB Bancorp	3,540	54,693
Peapack-Gladstone Financial Corp.	3,435	88,108
PennyMac Financial Services, Inc.	7,127	474,658
Peoples Bancorp, Inc.	6,863	174,183
Peoples Financial Services Corp.	780	31,278
Pinnacle Financial Partners, Inc.	2,477	166,058
Piper Sandler Cos.	1,943	282,337

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2023

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Popular, Inc.	9,050	$570,240
PRA Group, Inc.*	1,370	26,318
Preferred Bank/Los Angeles CA	3,860	240,285
Premier Financial Corp.	5,144	87,757
Primerica, Inc.	590	114,466
Primis Financial Corp.	2,444	19,919
ProAssurance Corp.	6,915	130,624
Provident Financial Holdings, Inc.	1,180	15,446
Provident Financial Services, Inc.	20,160	308,246
QCR Holdings, Inc.	1,667	80,883
Radian Group, Inc.	12,515	314,252
RE/MAX Holdings, Inc. - Class A	3,229	41,783
Regional Management Corp.	2,360	65,325
Reinsurance Group of America, Inc.	199	28,893
Renasant Corp.	11,493	301,002
Republic Bancorp, Inc. - Class A	1,290	56,824
S&T Bancorp, Inc.	2,273	61,553
Safety Insurance Group, Inc.	1,790	122,060
Sandy Spring Bancorp, Inc.	4,031	86,384
Seacoast Banking Corp. of Florida	3,015	66,209
Selective Insurance Group, Inc.	3,834	395,554
Shore Bancshares, Inc.	1,750	18,410
Sierra Bancorp	2,330	44,177
Simmons First National Corp. - Class A	17,587	298,276
SiriusPoint Ltd.*	14,610	148,584
SmartFinancial, Inc.	1,270	27,140
Southside Bancshares, Inc.	1,366	39,204
SouthState Corp.	5,043	339,696
Stellar Bancorp, Inc.	2,529	53,918
Stewart Information Services Corp.	2,660	116,508
Stifel Financial Corp.	3,100	190,464
Stock Yards Bancorp, Inc.	840	33,004
StoneX Group, Inc.*	2,191	212,352
Summit Financial Group, Inc.	3,811	85,900
Texas Capital Bancshares, Inc.*	9,492	559,079
Timberland Bancorp, Inc.	1,578	42,764
Tiptree, Inc.	8,130	136,259
Tompkins Financial Corp.	1,369	67,067
Towne Bank/Portsmouth VA	2,010	46,089
TriCo Bancshares	2,193	70,242
TrustCo Bank Corp. NY	2,420	66,042
Trustmark Corp.	8,127	176,600
United Bankshares, Inc.	10,232	282,301
United Community Banks, Inc.	7,622	193,675
United Fire Group, Inc.	3,030	59,842
Unity Bancorp, Inc.	2,293	53,725
Universal Insurance Holdings, Inc.	1,800	25,236

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Univest Financial Corp.	5,540	$96,285
Unum Group	19,087	938,890
Valley National Bancorp	35,023	299,797
Veritex Holdings, Inc.	1,300	23,335
Virtus Investment Partners, Inc.	160	32,318
Walker & Dunlop, Inc.	2,054	152,489
Washington Federal, Inc.	19,450	498,309
Waterstone Financial, Inc.	1,894	20,739
Webster Financial Corp.	7,689	309,944
WesBanco, Inc.	10,891	265,958
Westamerica BanCorp	930	40,223
Western Alliance Bancorp	2,386	109,684
White Mountains Insurance Group Ltd.	235	351,487
Wintrust Financial Corp.	4,344	327,972
World Acceptance Corp.*	250	31,765
WSFS Financial Corp.	5,851	213,561
Zions Bancorp N.A.	1,211	42,252
		41,041,517
INDUSTRIAL — 18.0%
AAON, Inc.	1,200	68,244
AAR Corp.*	8,900	529,817
Acuity Brands, Inc.	140	23,843
Air Transport Services Group, Inc.*	4,640	96,837
Alamo Group, Inc.	640	110,630
American Woodmark Corp.*	2,530	191,293
Ampco-Pittsburgh Corp.*	5,730	15,070
Apogee Enterprises, Inc.	2,980	140,298
Applied Industrial Technologies, Inc.	490	75,759
ArcBest Corp.	8,480	861,992
Arcosa, Inc.	5,709	410,477
Ardmore Shipping Corp.	5,140	66,871
Astec Industries, Inc.	4,577	215,622
Atkore, Inc.*	1,275	190,217
Avnet, Inc.	11,156	537,608
AZEK Co., Inc.*	4,900	145,726
AZZ, Inc.	1,200	54,696
Barnes Group, Inc.	9,027	306,647
Bel Fuse, Inc. - Class B	2,710	129,321
Benchmark Electronics, Inc.	10,280	249,393
Boise Cascade Co.	8,314	856,675
Brady Corp. - Class A	2,395	131,533
Clearwater Paper Corp.*	2,535	91,894
Columbus McKinnon Corp.	5,120	178,739
Comfort Systems USA, Inc.	929	158,311
Comtech Telecommunications Corp.	5,380	47,075
Concrete Pumping Holdings, Inc.*	2,760	23,681
Costamare, Inc.	20,907	201,125

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2023

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Covenant Logistics Group, Inc.	2,552	$111,905
DHT Holdings, Inc.	42,820	441,046
Dorian LPG Ltd.	10,080	289,598
Ducommun, Inc.*	2,007	87,325
DXP Enterprises, Inc.*	1,480	51,711
Eagle Bulk Shipping, Inc.[1]	2,870	120,626
Eagle Materials, Inc.	430	71,604
EMCOR Group, Inc.	908	191,034
Encore Wire Corp.	5,945	1,084,725
EnerSys	1,320	124,964
EnPro Industries, Inc.	4,415	535,054
Enviri Corp.*	8,040	58,049
Esab Corp.	7,113	499,475
ESCO Technologies, Inc.	2,801	292,536
Federal Signal Corp.	4,918	293,752
Flowserve Corp.	2,450	97,437
Fluor Corp.*	2,829	103,824
Frontdoor, Inc.*	8,130	248,697
Frontline PLC	26,044	489,106
GATX Corp.	8,215	894,038
Genco Shipping & Trading Ltd.	9,285	129,897
Gibraltar Industries, Inc.*	5,089	343,558
GoPro, Inc. - Class A*	8,010	25,151
Granite Construction, Inc.	7,633	290,207
Great Lakes Dredge & Dock Corp.*	11,840	94,365
Greenbrier Cos., Inc.	7,355	294,200
Greif, Inc. - Class A	5,210	348,080
Griffon Corp.	6,350	251,905
GXO Logistics, Inc.*	3,620	212,313
Hayward Holdings, Inc.*	9,530	134,373
Heartland Express, Inc.	2,240	32,906
Heritage-Crystal Clean, Inc.*	2,830	128,341
Hillenbrand, Inc.	2,247	95,071
Hub Group, Inc. - Class A*	9,780	768,121
Ichor Holdings Ltd.*	4,558	141,116
International Seaways, Inc.	8,614	387,630
JELD-WEN Holding, Inc.*	3,420	45,691
John Bean Technologies Corp.	500	52,570
Kennametal, Inc.	6,015	149,653
Kimball Electronics, Inc.*	6,580	180,160
Kirby Corp.*	3,478	287,978
Knowles Corp.*	16,595	245,772
Kratos Defense & Security Solutions, Inc.*	4,492	67,470
Louisiana-Pacific Corp.	1,330	73,509
LSB Industries, Inc.*	3,550	36,317
LSI Industries, Inc.	5,860	93,057
Manitowoc Co., Inc.*	5,290	79,615

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Marten Transport Ltd.	20,425	$402,577
MasTec, Inc.*	760	54,697
Materion Corp.	3,654	372,379
Matson, Inc.	3,696	327,909
Mistras Group, Inc.*	6,030	32,864
Modine Manufacturing Co.*	14,142	646,996
Moog, Inc. - Class A	1,455	164,357
Mueller Industries, Inc.	3,640	273,582
MYR Group, Inc.*	3,273	441,069
National Presto Industries, Inc.	460	33,332
NEXTracker, Inc. - Class A*	460	18,474
NL Industries, Inc.	5,450	25,888
Northwest Pipe Co.*	1,917	57,836
nVent Electric PLC	4,145	219,644
O-I Glass, Inc.*	13,045	218,243
Olympic Steel, Inc.	4,049	227,594
Overseas Shipholding Group, Inc. -Class A*	9,400	41,266
PAM Transportation Services, Inc.*	1,454	31,334
Park Aerospace Corp.	1,160	18,015
Plexus Corp.*	3,930	365,411
Powell Industries, Inc.	1,400	116,060
Primoris Services Corp.	4,580	149,903
Proto Labs, Inc.*	1,720	45,408
RBC Bearings, Inc.*	160	37,461
Regal Rexnord Corp.	3,896	556,660
Ryder System, Inc.	2,573	275,182
Ryerson Holding Corp.	4,970	144,577
Saia, Inc.*	130	51,825
Sanmina Corp.*	17,381	943,441
Schneider National, Inc. - Class B	5,700	157,833
Scorpio Tankers, Inc.	8,856	479,287
SFL Corp. Ltd.	3,130	34,900
Smith & Wesson Brands, Inc.	9,320	120,321
SPX Technologies, Inc.*	2,765	225,071
Standex International Corp.	730	106,354
Sterling Infrastructure, Inc.*	2,470	181,496
Stoneridge, Inc.*	1,830	36,728
Sturm Ruger & Co., Inc.	719	37,474
Summit Materials, Inc. - Class A*	16,108	501,603
TD SYNNEX Corp.	1,180	117,835
Teekay Corp.*	10,192	62,885
Teekay Tankers Ltd. - Class A	4,353	181,215
Terex Corp.	3,295	189,858
Thermon Group Holdings, Inc.*	3,370	92,574
Timken Co.	1,905	139,998
TimkenSteel Corp.*	11,432	248,303

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2023

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
TopBuild Corp.*	215	$54,094
TriMas Corp.	6,050	149,798
Trinity Industries, Inc.	14,845	361,476
TTM Technologies, Inc.*	32,774	422,129
UFP Industries, Inc.	5,430	556,032
Vishay Intertechnology, Inc.	27,399	677,303
Watts Water Technologies, Inc. - Class A	440	76,041
Werner Enterprises, Inc.	10,110	393,785
Willis Lease Finance Corp.*	1,740	73,602
World Kinect Corp.	9,090	203,889
Worthington Industries, Inc.	2,520	155,786
		29,516,580
TECHNOLOGY — 4.0%
ACI Worldwide, Inc.*	890	20,078
Adeia, Inc.	16,957	181,101
Alpha & Omega Semiconductor Ltd.*	6,665	198,884
Amkor Technology, Inc.	36,896	833,850
Axcelis Technologies, Inc.*	797	129,951
CACI International, Inc. - Class A*	1,589	498,835
Cardlytics, Inc.*	4,320	71,280
Cerence, Inc.*	1,060	21,592
Cohu, Inc.*	4,382	150,916
Computer Programs and Systems, Inc.*	1,150	18,331
Concentrix Corp.	420	33,646
Conduent, Inc.*	11,320	39,394
Digi International, Inc.*	5,865	158,355
Diodes, Inc.*	1,177	92,795
Donnelley Financial Solutions, Inc.*	460	25,889
Ebix, Inc.	2,150	21,242
ExlService Holdings, Inc.*	1,000	28,040
Insight Enterprises, Inc.*	6,225	905,737
IPG Photonics Corp.*	525	53,308
Kaleyra, Inc.*	6,720	48,653
KBR, Inc.	1,186	69,903
Kulicke & Soffa Industries, Inc.	2,858	138,985
Maximus, Inc.	480	35,846
NetScout Systems, Inc.*	11,990	335,960
Onto Innovation, Inc.*	1,476	188,219
Parsons Corp.*	1,620	88,047
Photronics, Inc.*	13,193	266,631
PubMatic, Inc. - Class A*	760	9,196
Rambus, Inc.*	5,125	285,924
Richardson Electronics Ltd./United States	2,340	25,576
Semtech Corp.*	5,061	130,321
SMART Global Holdings, Inc.*	1,670	40,664
Super Micro Computer, Inc.*	3,426	939,478
Ultra Clean Holdings, Inc.*	4,090	121,350

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Veradigm, Inc.*	18,109	$237,952
Vishay Precision Group, Inc.*	2,480	83,278
Xerox Holdings Corp.	1,520	23,849
		6,553,056
UTILITIES — 0.8%
American States Water Co.	790	62,157
Brookfield Infrastructure Corp. - Class A	12,869	454,780
California Water Service Group	582	27,534
IDACORP, Inc.	330	30,905
MGE Energy, Inc.	354	24,253
New Jersey Resources Corp.	2,626	106,694
Northwest Natural Holding Co.	1,470	56,095
NRG Energy, Inc.	3,300	127,116
ONE Gas, Inc.	2,030	138,608
Ormat Technologies, Inc.	1,031	72,088
Otter Tail Corp.	1,531	116,234
SJW Group	840	50,492
		1,266,956
TOTAL COMMON STOCKS
(Cost $109,150,615)		152,970,750

EXCHANGE-TRADED FUNDS — 1.6%
Direxion Daily Homebuilders & Supplies Bull 3x Shares - ETF	2,883	158,219
Direxion Daily Small Cap Bull 3X Shares ETF	20,999	603,511
iShares Russell 2000 Value ETF	6,015	815,333
SPDR S&P Regional Banking ETF[1]	19,953	833,437
VanEck Oil Services ETF[1]	600	207,024

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,327,439)		2,617,524

PREFERRED STOCKS — 0.1%
CONSUMER, CYCLICAL — 0.1%
Qurate Retail, Inc. 8.00%, 3/15/2031[3]	274	7,850
WESCO International, Inc. 10.63%[3,4,5]	5,008	132,261
		140,111
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/20263	1,855	43,185

TOTAL PREFERRED STOCKS
(Cost $188,490)		183,296

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2023

	Number of Shares	Value
WARRANTS — 0.0%
BASIC MATERIALS — 0.0%
Resolute Forest Products, Inc., Expiration Date: December 31, 2025*[2]	12,820	$—

CONSUMER, NON-CYCLICAL — 0.0%
Akouos, Inc., Expiration Date: December 5, 2024*[2]	5,159	—
Jounce Therapeutics, Expiration Date: December 31, 2025*[2]	18,810	—
		—
TOTAL WARRANTS
(Cost $0)		—

MONEY MARKET INVESTMENTS — 5.1%
Federated Treasury Obligations Fund - Class Institutional, 5.14%[4,6]	500,000	500,000
Fidelity Institutional Government Portfolio - Class I, 5.16%[4]	6,214,552	6,214,552
Invesco Government & Agency Portfolio, 5.26%[4,7]	1,599,420	1,599,420

TOTAL MONEY MARKET INVESTMENTS
(Cost $8,313,972)		8,313,972

TOTAL INVESTMENTS — 99.9%
(Cost $119,980,516)		164,085,542

Other assets less liabilities — 0.1%		209,288

TOTAL NET ASSETS — 100.0%		$164,294,830

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $1,556,479 at September 30, 2023.

[2]

Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. The total value of these securities is $0, which represents 0.00% of total net assets of the Fund. Value determined using significant unobservable inputs. See Note 2 in the Notes to Financial Statements.

[3]	Callable.

[4]	Variable rate security; the rate shown represents the rate at September 30, 2023.

[5]	Perpetual security; maturity date is not applicable.

[6]

All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 at September 30, 2023. The Fund had option contracts transactions during the year ended September 30, 2023, however, due to the timing of these transactions, there were no open options contracts as of September 30, 2023.

[7]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $1,599,420 at September 30, 2023.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	11.8%
Retail	7.4%
Oil & Gas	6.5%
Insurance	6.4%
Commercial Services	4.5%
Transportation	4.4%
Home Builders	4.0%
Diversified Financial Services	3.9%
Electronics	2.9%
Building Materials	2.7%
Iron/Steel	2.5%
Chemicals	2.4%
Savings & Loans	2.2%
Distribution/Wholesale	2.2%
Coal	2.0%
Food	1.9%
Computers	1.8%
Semiconductors	1.7%
Oil & Gas Services	1.6%
Engineering & Construction	1.5%
Miscellaneous Manufacturing	1.2%
Auto Parts & Equipment	0.9%
Metal Fabricate/Hardware	0.9%
Apparel	0.8%
Healthcare-Products	0.8%
Electrical Components & Equipment	0.8%
Healthcare-Services	0.8%
Machinery-Diversified	0.8%
Trucking & Leasing	0.8%
Aerospace/Defense	0.7%
Airlines	0.7%
Real Estate	0.6%
Pipelines	0.6%
Telecommunications	0.6%
Media	0.5%
Software	0.5%
Pharmaceuticals	0.5%
Packaging & Containers	0.5%
Agriculture	0.5%
Entertainment	0.5%
Gas	0.5%
Hand/Machine Tools	0.4%
Mining	0.4%
Household Products/Wares	0.3%
Internet	0.3%
Cosmetics/Personal Care	0.3%
Machinery-Construction & Mining	0.3%
Home Furnishings	0.3%
Leisure Time	0.3%
Electric	0.2%
Biotechnology	0.2%
Energy-Alternate Sources	0.2%
Advertising	0.2%
Office Furnishings	0.2%
Beverages	0.1%
Auto Manufacturers	0.1%
Lodging	0.1%
Environmental Control	0.1%
Water	0.1%
Forest Products & Paper	0.1%
Textiles	0.1%
Housewares	0.0%[1]
Office/Business Equipment	0.0%[1]
Toys/Games/Hobbies	0.0%[1]
Total Common Stocks	93.1%
Preferred Stocks	0.1%
Distribution/Wholesale	0.1%
Metal Fabricate/Hardware	0.0%[1]
Retail	0.0%[1]
Total Preferred Stocks	0.1%
Exchange-Traded Funds	1.6%
Warrants	0.0%
Money Market Investments	5.1%
Total Investments	99.9%
Other assets less liabilities	0.1%
Total Net Assets	100.0%

[1]	Resulted in less than 0.05% per industry.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Statement of Assets and Liabilities

As of September 30, 2023

ASSETS:
Investments in securities, at value (cost $119,980,516)	$164,085,542	(1)
Cash held at broker	642,732
Receivables:
Securities sold	2,373,324
Dividends and interest	128,148
Securities lending income	656
Prepaid expenses and other assets	18,343
Total assets	167,248,745

LIABILITIES:
Collateral due to broker for securities loaned	1,599,420
Payables:
Securities purchased	1,240,034
Due to Trustees	2,175
Due to Adviser	60,517
Fund accounting and administration fees and expenses	12,793
Transfer agent fees	5,594
Custody fees	6,403
Accrued other expenses	26,979
Total liabilities	2,953,915

Commitments and contingencies (Note 3)

NET ASSETS	$164,294,830

COMPONENTS OF NET ASSETS:
Paid-in capital	$118,987,271
Total distributable earnings	45,307,559
NET ASSETS	$164,294,830

Shares outstanding, no par value (unlimited shares authorized)	9,069,265

Net asset value, offering and redemption price per share	$18.12

(1)	Includes securities on loan of $1,556,479 (see Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Statement of Operations

For the Year Ended September 30, 2023

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $1,096)	$3,310,872
Securities lending income	25,602
Interest	197,547
Total investment Income	3,534,021

Expenses
Investment advisory fees	848,604
Fund accounting and administration fees and expenses	76,153
Professional fees	51,170
Custody fees	40,026
Transfer agent fees	36,809
Registration fees	36,093
Shareholder reporting fees	15,015
Trustees’ fees and expenses	8,700
Insurance fees	6,563
Miscellaneous expenses	1,414
Total expenses	1,120,547
Fees waived by the Adviser	(102,223)
Net expenses	1,018,324
Net investment income	2,515,697

Net Realized and Unrealized Gain on Investments and Options Contracts
Net realized gain (loss) on:
Investments	3,357,387
Purchased options contracts	(841,757)
Net realized gain	2,515,630
Net change in unrealized appreciation/depreciation on investments	14,957,988
Net realized and unrealized gain on investments and options contracts	17,473,618

Net Increase in Net Assets from Operations	$19,989,315

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Statements of Changes in Net Assets

	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$2,515,697	$1,949,095
Net realized gain on investments, purchased options contracts and written options contracts	2,515,630	11,613,430
Net change in unrealized appreciation/depreciation on investments	14,957,988	(32,349,338)
Net increase (decrease) in net assets resulting from operations	19,989,315	(18,786,813)

Distributions to Shareholders	$(13,076,800)	$(28,637,692)

Capital Transactions
Proceeds from shares issued	14,107,742	35,348,911
Reinvestment of distributions	13,062,117	28,602,145
Cost of shares redeemed	(25,379,178)	(21,123,185)
Net increase resulting from capital transactions	1,790,681	42,827,871

Total increase (decrease) in net assets	8,703,196	(4,596,634)

Net Assets:
Beginning of year	155,591,634	160,188,268
End of year	$164,294,830	$155,591,634

Capital Share Activity
Shares issued	769,395	1,653,537
Shares reinvested	689,602	1,442,177
Shares redeemed	(1,384,441)	(1,032,231)
Net increase in capital shares	74,556	2,063,483

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Financial Highlights

For a capital share outstanding throughout each year
	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Net asset value, beginning of year	$17.30	$23.11	$13.69	$16.56	$21.14
Income (Loss) from Investment Operations:
Net investment income[1]	0.27	0.23	0.18	0.16	0.17
Net realized and unrealized gain (loss) on investments	2.00	(2.14)	9.44	(2.61)	(2.92)
Total from investment operations	2.27	(1.91)	9.62	(2.45)	(2.75)

Less Distributions:
From net investment income	(0.28)	(0.20)	(0.20)	(0.19)	(0.15)
From net realized gain	(1.17)	(3.70)	—	(0.23)	(1.68)
Total distributions	(1.45)	(3.90)	(0.20)	(0.42)	(1.83)

Net asset value, end of year	$18.12	$17.30	$23.11	$13.69	$16.56

Total return	12.85%	(10.34)%	70.44%	(15.24)%	(12.70)%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$164,295	$155,592	$160,188	$110,095	$182,450

Ratio of expenses to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.66%	0.66%	0.67%	0.76%[2]	0.67%[3]
After fees reimbursed by the Adviser	0.60%	0.60%	0.60%	0.63%[2]	0.60%[3]
Ratio of net investment income to average net assets (including interest expense)
Before fees reimbursed by the Adviser	1.42%	1.07%	0.77%	0.93%	0.86%
After fees reimbursed by the Adviser	1.48%	1.13%	0.84%	1.06%	0.93%

Portfolio turnover rate	46%	72%	72%	69%	47%

[1]	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

[2]	If litigation expenses had been excluded, the expense ratios would have been lowered by 0.03% for the year end September 30, 2020.

[3]	Ratio of interest expense to average net assets was less than 0.005%.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Notes to Financial Statements

As of September 30, 2023

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946, Financial Services – Investment Companies including Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of September 30, 2023:

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks
Basic Materials	$8,836,097	$—	$—		$8,836,097
Communications	2,653,326	—	—		2,653,326
Consumer, Cyclical	28,963,235	—	—		28,963,235
Consumer, Non-Cyclical	16,329,715	—	—	*	16,329,715
Energy	17,810,268	—	—		17,810,268
Financial	41,041,517	—	—		41,041,517
Industrial	29,516,580	—	—		29,516,580
Technology	6,553,056	—	—		6,553,056
Utilities	1,266,956	—	—		1,266,956
Exchange-Traded Funds	2,617,524	—	—		2,617,524
Preferred Stocks
Consumer, Cyclical	140,111	—	—		140,111
Industrial	43,185	—	—		43,185
Warrants
Basic Materials	—	—	—	*	—
Consumer, Non-Cyclical	—	—	—	*	—
Money Market Investments	8,313,972	—	—		8,313,972
Total Investments in Securities	$164,085,542	$—	$—		$164,085,542

*	The Adviser valued these holdings at $0 as of September 30, 2023.

There were no transfers into or out of Level 3 during the reporting period.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2023

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

GAAP requires management of the Fund to analyze all open tax years (for the Fund, tax years 2020-2023), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, all relevant facts and circumstances are considered, including the creditworthiness of the borrower. The loans are made only to firms deemed to be of good standing, and when the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At September 30, 2023, the value of securities loaned by the Fund was $1,556,479 and the Fund received cash collateral of $1,599,420. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)

Option Contracts – The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2023

purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund may buy options on equity indexes or their ETF equivalents as a potentially cost-effective way to gain exposure to these indexes. The Fund held no option contracts as of September 30, 2023.

(g)

Asset Coverage for Options Positions – The Fund deposits and maintains margin with respect to its futures and options positions. Such margin deposits will vary depending on the nature of the underlying instrument (and the related initial margin requirements), the current market value of the instrument and other positions held by the Fund. The Fund will hold liquid assets or enter into transactions to cover the underlying obligation or set aside in a segregated account at the Fund’s custodian liquid assets, such as cash, U.S. Government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation. The amount of such collateral as of September 30, 2023 is denoted in the Fund’s Schedule of Investments.

(h)

GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. As of September 30, 2023, the Fund had no open derivative instruments and therefore there was no impact to the Statement of Assets and Liabilities. The limited use of derivatives by the Fund during the year ended September 30, 2023 was related to purchased equity and index options which resulted in a net realized loss of $841,757 which is reflected on the Statement of Operations. The Fund had option contracts transactions during the year ended September 30, 2023, however, due to the timing of these transactions, the average monthly notional amount for the Fund was $0.

For the year ended September 30, 2023, the Fund’s purchases and sales of purchased option contracts were as follows:

Purchases	Sales
$2,276,635	$1,434,879

For the year ended September 30, 2023, the Fund had no written option transactions.

(i)

GAAP requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan. There are no master netting arrangements relating to the Fund’s use of option contracts.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average daily net assets through January 31, 2024. For the year ended September 30, 2023, the Fund accrued $848,604 in advisory fees under the Investment Advisory Agreement. Over the same time period, the Adviser waived fees and reimbursed expenses in the amount of $102,223.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver or reimbursement. The Fund is not obligated

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2023

to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of September 30, 2023, reimbursements that may potentially be made by the Fund to the Adviser total $316,576, which expire as follows:

September 30, 2024	$112,071
September 30, 2025	$102,282
September 30, 2026	$102,223

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. Amounts paid to UMBFS and its affiliates by the Fund are reflected on the Statement of Operations.

Certain officers and a Trustee of the Trust are also officers of the Adviser and/or an employee of UMBFS. Such persons are not compensated by the Fund for the services they provide to the Fund.

4. Federal Income Tax Information

At September 30, 2023, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$121,616,603
Gross Unrealized Appreciation	$51,160,377
Gross Unrealized Depreciation	(8,691,438)
Net Unrealized Appreciation	$42,468,939

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2023, there were no permanent difference reclassifications.

As of September 30, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$220,863
Undistributed Long-term Gains	2,621,356
Other Accumulated Losses	(3,599)
Unrealized Appreciation on Investments	42,468,939
Total Distributable Earnings	$45,307,559

The tax character of distributions paid during the fiscal years ended September 30, 2023 and September 30, 2022 were as follows:

	September 30, 2023	September 30, 2022
Distributions Paid From:
Ordinary Income	$2,583,061	$9,345,737
Long-term Capital Gains	10,493,739	19,291,955
Total Distributions	$13,076,800	$28,637,692

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2023

5. Investment Transactions

For the year ended September 30, 2023, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$3,541,440	$73,876,613

6. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of September 30, 2023, Charles Schwab & Co., Inc., holding shares for the benefit of others in nominee name, held approximately 96.6% of the voting securities of the Fund

7. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. Change in Independent Registered Public Accounting Firm

Effective March 13, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund. The Audit Committee of the Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal years ended September 30, 2022 and September 30, 2021 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended September 30, 2022 and September 30, 2021, and during the subsequent interim period through March 13, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On June 16, 2023, the Audit Committee of the Board also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending September 30, 2023.

During the fiscal years ended September 30, 2022 and September 30, 2021, and during the subsequent interim period through June 16, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

9. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders of Vericimetry U.S. Small Cap Value Fund
and Board of Trustees of Vericimetry Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vericimetry U.S. Small Cap Value Fund (the “Fund”) a series of Vericimetry Funds as of September 30, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended, (collectively referred to as the “financial statements”). We have also audited the financial highlights for each of the years in the two year period ended September 30, 2020. In our opinion, the financial statements present fairly, in all material respects, the financial position of The Fund as of September 30, 2023, the results of its operations, the changes in net assets, and the financial highlights for the year then ended and the financial highlights for each of the years in the two year period ended September 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the years ended September 30, 2022, and 2021, were audited by other auditors whose report dated November 29, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 29, 2023

Vericimetry Funds

Expense Example

For The Six Months Ended September 30, 2023 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 through September 30, 2023 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value April 1, 2023	Ending account value September 30, 2023	Expenses paid during the period ended September 30, 2023*
Actual Example	$1,000.00	$1,037.40	$3.07
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,021.99	3.04

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).

Vericimetry Funds

Other Information (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A list of the Fund’s quarter-end holdings is also available at www.vericimetryfunds.com and upon request on or about 80 days following each quarter and remains available on the website until the list is updated in the subsequent quarter.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

The recent global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact to the Fund’s operations and performance.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Tax Information

For the year ended September 30, 2023, 100% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended September 30, 2023, 100% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

For the year ended September 30, 2023, the Fund designates $10,493,739 as a 20% rate gain distribution for purposes of the dividends paid deduction.

Vericimetry Funds

Trustees and Officers

September 30, 2023 (Unaudited)

Interested Trustee and Officer
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Mendel Fygenson, Ph.D.(2) 972 West Campus Lane Goleta, CA 93117 Age: 66	Chairman, President, Secretary, & Trustee	Trustee since March 2016. Other positions since April 2016.	Professor (Emeritus), University of Southern California (2020- Present); Professor, University of Southern California (1995 – 2019); Consultant, Divine Analytics (2008 – Present); Chief Executive Officer, Vericimetry Advisors LLC (2014 – Present).	1	None
Independent Trustees
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Brian K. Wing 972 West Campus Lane Goleta, CA 93117 Age: 56	Trustee	Since August 2013.

President and Chief Financial Officer, VisionPoint Advisory Group (November 2019 to present); Chief Financial Officer, AlliedBioScience (June 2018 to May 2019); Chief Operating Officer, WorldVentures Marketing, LLC, Plano, Texas (December 2016 – June 2018); Senior Vice President and Chief Financial Officer, Ryan LLC (tax services firm), Dallas, Texas (May 2016 – 2016); Chief Financial Officer, HYLA Mobile, Irving, Texas (2013 – 2015); Chief Financial Officer, Treasurer and Senior Vice President (Operations), Consolidated Electrical Distributors, Inc., Irving, Texas (2009 – 2013); Executive Vice President, Corporate Development, MGA Entertainment, Inc., Van Nuys, California (2008 – 2009).

				1	None
Chad Lasdon 972 West Campus Lane Goleta, CA 93117 Age: 44	Trustee	Since March 2016.	Chief Operating Officer; Sharp Medical Evaluators (2022 - Present); Vice President and Relationship Manager, Manufacturers Bank (2016-2022); Vice President and Relationship Manager, Bank of the West (2013 – 2016); Senior Vice President – Capital Markets, BentleyForbes (2008 – 2013).	1	None

Vericimetry Funds

TRUSTEES AND OFFICERS (Continued)
September 30, 2023 (Unaudited)

Independent Trustees (Continued)
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Paul Karapetian 972 West Campus Lane Goleta, CA 93117 Age: 46	Trustee	Since March 2016.	Principal, Stoic Realty Advisors, Inc. (2020 - Present); Senior Vice President, IDS Real Estate Group (2006 – 2019)	1	None

Officers
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen
Christopher Thomas 972 West Campus Lane Goleta, CA 93117 Age: 66	Chief Compliance Officer	Since September, 2014.	Chief Compliance Officer (2014-present); Chief Compliance Officer, First Pacific Advisors, LLC, (2005-2014), Vice President, Controller, Fund Assistant Treasurer, First Pacific Advisors, LLC, (1995 -2005).	1
Michael Thill 235 W. Galena Street, Milwaukee, WI 53212 Age: 45	Treasurer	Since October 2017.	Lead Administrator and Officer (2007- present) and other positions (2000-2007) at UMB Fund Services, Inc.	1

(1)

Each Trustee holds office for an indefinite term until his successor is elected and qualified. Each Officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

(2)	Dr. Fygenson is considered an interested Trustee of the Trust, within the meaning of the 1940 Act, because of his affiliation with Vericimetry.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-755-7550 or visit www.vericimetryfunds.com.

Vericimetry U.S. Small Cap Value Fund

www.vericimetryfunds.com

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of this code of ethics is attached hereto as an Exhibit.

There were no substantive amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description. The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Mr. Brian Wing is an audit committee financial expert serving on its audit committee and that Mr. Wing is independent.

Item 4. Principal Accountant Fees and Services.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below:

	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022
Audit Fees	$12,000	$12,000
Audit-Related Fees	$0	$0
Tax Fees	$2,000	$2,000
All Other Fees	$0	$0

The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants. For the year ended September 30, 2023, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1(a).

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders.

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for the principal executive and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not applicable.

(a)(4) Change in the registrant’s independent public accountant. – Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	December 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	December 4, 2023

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	December 7, 2023